FIXED ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
7. FIXED ASSETS

Fixed assets consist of the following as of June 30, 2015 and December 31, 2014:

	Estimated Useful Lives	(unaudited) June 30,	December 31,
	(Years)	2015	2014
Computers	5	$-	$5,868
Office Equipment	5	-	14,711
Vehicle	5	-	25,127
Assets retirement		-	107,749
Subtotal		-	153,455
Less: accumulated depreciation		-	(15,331)
Fixed assets, net		$-	$138,124

During the year ended December 31, 2014, the Company in accordance with Industry Guide 7, impaired $1,244,117 in land, building and the mill equipment as the Company is in the exploration stage and these assets should not be capitalized. Depreciation for the three months ended March 31, 2015 was $75, and for the years ended December 31, 2014 and 2013 was $5,869 and $8,770, respectively.

As of December 31, 2014 as a result of the stock dividend on February 3, 2015 the fixed assets appear as assets from discontinued operations in these condensed consolidated financial statements, and the depreciation expense is included in loss from discontinued operations on the condensed consolidated statement of operations and comprehensive loss.

Fixed assets consist of the following as of December 31, 2014 and 2013:

	Estimated
	Useful Lives	December 31,	December 31,
	(Years)	2014	2013
Building	-	$-	$1,089,415
Land		-	108,974
Computers	5	5,868	4,424
Office Equipment	5	14,711	14,711
Mill Equipment	5	-	43,115
Vehicle	5	25,127	25,127
Assets retirement		107,749	-
Subtotal		153,455	1,285,766
Less: accumulated depreciation		(15,331)	(9,462)
Fixed assets, net		$138,124	$1,276,304

During the year ended December 31, 2014, the Company in accordance with Industry Guide 7, impaired $1,244,117 in land, building and the mill equipment as the Company is in the exploration stage and these assets should not be capitalized. Depreciation for the years ended December 31, 2014 and 2013 was $5,869 and $8,770, respectively.